UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2015 Fair Value
	Investments in Securities – 115.55%
	Common Stock – 115.55%
	United States – 88.25%
	Apparel Manufacturers – 2.42%
334,929	Carter’s, Inc.	(a)	$30,357,965
	Commercial Services - Finance – 3.26%
152,260	FleetCor Technologies, Inc.*		20,954,021
446,300	PayPal Holdings, Inc.*	(a)	13,853,152
134,710	Total System Services, Inc.		6,119,875
			40,927,048
	Computer Aided Design – 0.95%
314,378	Aspen Technology, Inc.*	(a)	11,918,070
	Computer Software – 0.66%
118,260	SS&C Technologies Holdings, Inc.		8,282,930
	Computers – 1.79%
203,710	Apple, Inc.	(a)	22,469,213
	Consulting Services – 2.07%
351,895	Verisk Analytics, Inc.*		26,008,559
	Data Processing / Management – 1.94%
155,920	Fidelity National Information Services, Inc.		10,459,114
159,640	Fiserv, Inc.*		13,826,420
			24,285,534
	E-Commerce / Services – 0.53%
104,852	TripAdvisor, Inc.*		6,607,773
	Electronic Components - Semiconductors – 3.97%
711,840	Freescale Semiconductor, Ltd.*		26,039,107
105,190	Qorvo, Inc.*		4,738,810
447,550	Xilinx, Inc.	(a)	18,976,120
			49,754,037
	Electronic Design Automation – 5.94%
1,751,210	Cadence Design Systems, Inc.*	(a)	36,215,023
829,352	Synopsys, Inc.*	(a)	38,299,475
			74,514,498

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2015 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Entertainment Software – 3.62%
1,051,330	Activision Blizzard, Inc.		$32,475,584
451,130	Take-Two Interactive Software, Inc.*		12,960,965
			45,436,549
	Finance - Credit Card – 7.25%
410,660	MasterCard, Inc., Class A	(a)	37,008,679
772,880	Visa, Inc., Class A	(a)	53,838,821
			90,847,500
	Finance - Investment Banker / Broker – 0.25%
137,485	Virtu Financial, Inc., Class A		3,151,156
	Finance - Other Services – 4.47%
238,740	Intercontinental Exchange, Inc.	(a)	56,101,513
	Internet Content - Entertainment – 3.87%
539,150	Facebook, Inc., Class A*	(a)	48,469,585
	Investment Management / Advisory Services – 1.82%
133,760	Affiliated Managers Group, Inc.*		22,871,622
	Medical - Biomedical / Genetics – 7.04%
190,640	Alexion Pharmaceuticals, Inc.*	(a)	29,814,190
84,260	BioMarin Pharmaceutical, Inc.*		8,874,263
458,940	Celgene Corp.*	(a)	49,643,540
			88,331,993
	Medical - Drugs – 5.92%
150,780	Allergan PLC*		40,983,512
52,600	Eli Lilly & Co.		4,402,094
29,000	Mallinckrodt PLC*		1,854,260
151,001	Valeant Pharmaceuticals International, Inc.*		26,935,558
			74,175,424
	Medical - Outpatient / Home Medical – 2.40%
874,743	Premier, Inc., Class A*	(a)	30,064,917

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2015 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Wholesale Drug Distribution – 2.07%
273,820	AmerisourceBergen Corp.	(a)	$26,010,162
	Multimedia – 0.80%
369,990	Twenty-First Century Fox, Inc., Class B	(a)	10,015,629
	Retail - Discount – 9.95%
278,750	Costco Wholesale Corp.	(a)	40,298,888
416,210	Dollar General Corp.		30,150,252
814,832	Dollar Tree, Inc.*	(a)	54,316,701
			124,765,841
	Retail - Drug Stores – 3.13%
472,800	Walgreens Boots Alliance, Inc.		39,289,680
	Retail - Mail Order – 1.46%
239,090	Williams - Sonoma, Inc.	(a)	18,254,522
	Retail - Major Department Store – 2.62%
457,860	Nordstrom, Inc.	(a)	32,833,141
	Semiconductor Components - Integrated Circuits – 1.62%
298,800	Analog Devices, Inc.	(a)	16,855,308
420,700	Atmel Corp.		3,395,049
			20,250,357
	Semiconductor Equipment – 4.36%
1,117,000	Applied Materials, Inc.		16,408,730
343,340	Lam Research Corp.	(a)	22,430,402
876,790	Teradyne, Inc.		15,790,988
			54,630,120
	Television – 1.90%
597,130	CBS Corp., Class B – Non Voting		23,825,487
	Web Hosting / Design – 0.17%
83,420	GoDaddy, Inc., Class A*		2,103,018
	Total United States (Cost $1,041,101,146)		$1,106,553,843

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2015 Fair Value
	Common Stock – (continued)
	Canada – 0.19%
	E-Services / Consulting – 0.19%
69,400	Shopify, Inc., Class A*		$2,442,880
	Total Canada (Cost $1,755,089)		$2,442,880

	China – 4.53%
	E-Commerce / Products – 1.00%
225,770	JD.com, Inc. – Sponsored ADR*		5,883,566
396,140	Vipshop Holdings, Ltd. - Sponsored ADR*		6,655,152
			12,538,718
	Web Portals / ISP – 3.53%
322,067	Baidu, Inc. - Sponsored ADR*	(a)	44,255,227
	Total China (Cost $77,745,006)		$56,793,945

	France – 0.30%
	Entertainment Software – 0.30%
184,061	UBISOFT Entertainment*		3,720,833
	Total France (Cost $3,604,071)		$3,720,833

	Germany – 0.31%
	Electronic Components - Semiconductors – 0.31%
347,560	Infineon Technologies AG		3,900,962
	Total Germany (Cost $4,318,475)		$3,900,962

	Hong Kong – 4.60%
	Alternative Waste Technology – 3.61%
32,469,633	China Everbright International, Ltd.		45,331,355
	Registered Investment Company – 0.99%
9,423,100	iShares FTSE A50 China Index ETF		12,426,212
	Total Hong Kong (Cost $28,517,862)		$57,757,567

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2015 Fair Value
	Common Stock – (continued)
	Israel – 0.40%
	Electronic Components - Semiconductors – 0.40%
388,600	Tower Semiconductor, Ltd.*	$5,001,282
	Total Israel (Cost $6,069,435)	$5,001,282

	Japan – 16.97%
	Audio / Video Products – 7.83%
231,980	Alpine Electronics, Inc.	2,527,828
3,047,600	Panasonic Corp.	30,626,018
2,687,900	Sony Corp.	65,053,833
		98,207,679
	Chemicals - Diversified – 0.74%
679,600	Hitachi Chemical Co., Ltd.	9,312,117
	E-Commerce / Products – 2.21%
1,769,183	Rakuten, Inc.	22,513,561
159,345	Start Today Co., Ltd.	5,242,291
		27,755,852
	Electric Products - Miscellaneous – 1.15%
334,200	Mabuchi Motor Co., Ltd.	14,427,247
	Electronic Components - Miscellaneous – 1.37%
614,200	Alps Electric Co., Ltd.	17,206,352
	Entertainment Software – 1.56%
273,800	Capcom Co., Ltd.	5,379,499
569,833	Square Enix Holdings Co., Ltd.	14,088,751
		19,468,250
	Finance - Other Services – 0.98%
847,978	Japan Exchange Group, Inc.	12,299,031
	Metal Products - Distribution – 1.13%
1,372,674	MISUMI Group, Inc.	14,086,586
	Total Japan (Cost $215,582,718)	$212,763,114

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

September 30, 2015 Fair Value
Total Common Stock (Cost $1,378,693,802)	$1,448,934,426

Total Investments in Securities (Cost $1,378,693,802) – 115.55%	$1,448,934,426

Other Liabilities in Excess of Assets – (15.55%)**	(195,015,374)

Members’ Capital – 100.00%	$1,253,919,052

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $103,204,984 invested in a BNY Mellon Cash Reserve Account, which is 8.23% of Members’ Capital and foreign currency with a U.S. Dollar value $4,237,041 held in BNY Mellon Cash Reserve Accounts, which are 0.34% of Members’ Capital. $72,293,880 is restricted cash and is held in a segregated account.

At December 31, 2014, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,389,287,004 and $377,185,895, respectively.

For Federal income tax purposes, at December 31, 2014, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $175,854,636, consisting of $249,630,019 gross unrealized gain and $73,775,383 gross unrealized loss.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2015 Fair Value
	Securities Sold, Not Yet Purchased – 36.57%
	Common Stock – 36.57%
	United States – 20.57%
	Beverages - Non-Alcoholic – 1.02%
317,340	The Coca-Cola Co.	$12,731,681
	Casino Hotels – 1.40%
385,600	Las Vegas Sands Corp.	14,641,232
159,100	MGM Resorts International*	2,935,395
		17,576,627
	Commercial Services - Finance – 0.61%
415,750	The Western Union Co.	7,633,170
	Computer Services – 0.61%
265,430	Teradata Corp.*	7,686,853
	Computers - Memory Devices – 1.61%
451,900	Seagate Technology PLC	20,245,120
	Cosmetics & Toiletries – 1.28%
223,470	The Procter & Gamble Co.	16,076,432
	Electric - Integrated – 3.82%
184,400	Consolidated Edison, Inc.	12,327,140
157,770	Duke Energy Corp.	11,349,974
208,410	Edison International	13,144,418
263,600	Public Service Enterprise Group, Inc.	11,113,376
		47,934,908
	Electronic Components - Miscellaneous – 0.95%
691,930	Corning, Inc.	11,845,842
	Electronic Components - Semiconductors – 1.12%
465,300	Intel Corp.	14,024,142
	Machinery Construction & Mining – 0.89%
170,900	Caterpillar, Inc.	11,170,024
	Motorcycle / Motor Scooter – 0.72%
164,310	Harley-Davidson, Inc.	9,020,619
	REITS - Apartments – 0.94%
159,170	Camden Property Trust	11,762,663

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2015 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITS - Diversified – 0.57%
79,050	Vornado Realty Trust	$7,147,701
	REITS - Hotels – 0.90%
332,720	Host Hotels & Resorts, Inc.	5,260,303
210,370	LaSalle Hotel Properties	5,972,404
		11,232,707
	REITS - Office Property – 1.86%
66,330	Boston Properties, Inc.	7,853,472
190,700	Douglas Emmett, Inc.	5,476,904
91,950	SL Green Realty Corp.	9,945,312
		23,275,688
	Retail - Apparel / Shoes – 0.35%
120,062	The Buckle, Inc.	4,438,692
	Retail - Bedding – 0.85%
186,500	Bed Bath & Beyond, Inc.*	10,634,230
	Retail - Regional Department Stores – 0.39%
106,200	Kohl’s Corp.	4,918,122
	Security Services – 0.38%
158,100	The ADT Corp.	4,727,190
	Toys – 0.30%
181,200	Mattel, Inc.	3,816,072
	Total United States (Proceeds $282,856,836)	$257,898,483

	China – 1.58%
	Computers – 0.55%
8,190,000	Lenovo Group, Ltd.	6,900,668
	Electronic Components - Miscellaneous – 0.65%
1,310,030	AAC Technologies Holdings, Inc.	8,155,914
	Metal Processors & Fabrication – 0.12%
4,014,000	China Zhongwang Holdings, Ltd.	1,522,715

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2015 Fair Value
	Common Stock – (continued)
	China – (continued)
	Real Estate Operations / Development – 0.26%
3,625,200	Guangzhou R&F Properties Co., Ltd., Class H	$3,283,698
	Total China (Proceeds $22,602,651)	$19,862,995

	France – 0.88%
	Retail - Major Department Store – 0.88%
68,233	Kering	11,120,063
	Total France (Proceeds $11,692,037)	$11,120,063

	Hong Kong – 1.15%
	Casino Hotels – 0.23%
205,800	Melco Crown Entertainment, Ltd. – Sponsored ADR	2,831,808
	Distribution / Wholesale – 0.20%
3,203,000	Li & Fung, Ltd.	2,442,522
	Electric - Integrated – 0.33%
491,500	CLP Holdings, Ltd.	4,195,149
	Gas - Distribution – 0.39%
2,633,000	Hong Kong & China Gas Co., Ltd.	4,933,005
	Total Hong Kong (Proceeds $16,192,019)	$14,402,484

	India – 0.50%
	Computer Services – 0.50%
327,500	Infosys, Ltd. - Sponsored ADR	6,251,975
	Total India (Proceeds $5,403,482)	$6,251,975

	Italy – 0.01%
	Apparel Manufacturers – 0.01%
43,400	Prada S.p.A.	166,318
	Total Italy (Proceeds $164,386)	$166,318

	Japan – 6.30%
	Building Products - Doors and Windows – 0.82%
1,762,000	Asahi Glass Co., Ltd.	10,254,752

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2015 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Diversified Manufacturing Operations – 0.98%
4,894,000	Toshiba Corp.	$12,275,816
	Machinery Construction & Mining – 0.44%
380,191	Komatsu, Ltd.	5,563,478
	Office Automation & Equipment – 2.72%
863,300	Canon, Inc.	24,898,349
909,200	Ricoh Co., Ltd.	9,144,347
		34,042,696
	Photo Equipment & Supplies – 0.43%
512,700	Konica Minolta, Inc.	5,368,430
	Retail - Apparel / Shoes – 0.91%
28,300	Fast Retailing Co., Ltd.	11,458,429
	Total Japan (Proceeds $87,597,090)	$78,963,601

	Macau – 0.63%
	Casino Hotels – 0.63%
2,628,400	Sands China, Ltd.	7,902,080
	Total Macau (Proceeds $9,820,034)	$7,902,080

	Netherlands – 1.77%
	Semiconductor Equipment – 1.77%
252,500	ASML Holding N.V.	22,214,950
	Total Netherlands (Proceeds $24,060,398)	$22,214,950

	Switzerland – 0.37%
	Computers - Peripheral Equipment – 0.37%
354,552	Logitech International SA	4,648,177
	Total Switzerland (Proceeds $4,234,128)	$4,648,177

	Taiwan – 2.81%
	Electronic Components - Miscellaneous – 0.35%
1,459,100	AU Optronics Corp. - Sponsored ADR	4,318,936

	Semiconductor Components - Integrated Circuits – 2.46%
1,269,400	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	26,340,050

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2015 Fair Value
	Common Stock – (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits (continued)
2,804,033	United Microelectronics Corp. - Sponsored ADR	$4,542,534
		30,882,584
	Total Taiwan (Proceeds $39,370,701)	$35,201,520

	Total Common Stock (Proceeds $503,993,762)	$458,632,646

	Total Securities Sold, Not Yet Purchased (Proceeds $503,993,762)	$458,632,646

*	Non-income producing security.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - 2.82%
	Total Return Swap Contracts - Long - (1.03)%
	United States – (0.19%)
	Semiconductor Components - Integrated Circuits - (0.45%)
$26,834,543	6/1/2018	QUALCOMM, Inc.	$(5,667,180)

		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Web Portals / ISP - 0.26%
46,974,089	6/1/2018	Google, Inc., Class A	3,278,397

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Total United States		$(2,388,783)

	Japan – 0.07%
	Television - 0.07%
7,796,550	12/24/2019	Nippon Television Holdings, Inc.	816,991

		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
	Total Japan		$816,991

	Luxembourg – 0.06%
	Retail - Discount - 0.06%
4,343,798	12/13/2018	B&M European Value Retail SA	718,678

		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Luxembourg		$718,678

	South Korea – (0.87%)
	Electronic Components - Semiconductors - (0.87%)
61,202,167	12/28/2018	Samsung Electronics Co., Ltd	(10,848,337)

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
	Total South Korea		$(10,848,337)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Spain – 0.01%
	Satellite Telecommunications - 0.01%
$2,341,095	1/4/2019	Cellnex Telecom SAU	$134,573

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Spain		$134,573

	United Kingdom – (0.11)%
	Food - Retail - (0.04)%
1,844,102	12/13/2018	Ocado Group PLC	(566,621)

		Agreement with Morgan Stanley, dated 06/26/2015 to receive the total return of the shares of Ocado Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Hotels & Motels - 0.01%
38,989,317	12/13/2018	Whitbread PLC	167,512

		Agreement with Morgan Stanley, dated 06/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Retail - Discount - (0.08)%
7,680,364	12/13/2018	Poundland Group PLC	(971,346)

		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total United Kingdom		$(1,370,455)
	Total Return Swap Contracts - Long		$(12,937,333)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - 3.85%
	Australia - 0.90%
	Commercial Banks - Non-US - 0.08%
$7,134,854	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$259,301

		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
10,035,062	12/27/2019	Westpac Banking Corp.	711,926

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			971,227
	Food - Retail - 0.82%
12,194,863	12/27/2019	Wesfarmers, Ltd.	1,997,842

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
32,850,276	12/27/2019	Woolworths, Ltd.	8,355,677

		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			10,353,519
	Total Australia		$11,324,746

	Japan - 0.46%
	Audio / Video Products - 0.24%
5,612,596	12/24/2019	Sharp Corp.	2,976,934

		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.25%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Machinery - Construction & Mining - 0.12%
$5,469,164	12/24/2019	Hitachi Construction Machine Co., Ltd.	$1,463,524

		Agreement with Morgan Stanley, dated 03/03/2015 to deliver the total return of the shares of Hitachi Construction Machine Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Office Automation & Equipment - 0.10%
4,831,297	12/24/2019	Seiko Epson Corp.	1,233,621

		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Japan		$5,674,079

	Netherlands - 0.02%
	Computers Data Security - 0.02%
2,824,776	1/4/2019	Gemalto NV	253,740

		Agreement with Morgan Stanley, dated 08/31/2015 to deliver the total return of the shares of Gemalto NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.68%.
	Total Netherlands		$253,740

	South Korea – 0.51%
	Electric Products - Miscellaneous - 0.14%
129,091	12/28/2018	LG Innotek Co., Ltd.	23,823

		Agreement with Morgan Stanley, dated 05/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.
8,951,581	4/2/2019	LG Innotek Co., Ltd.	1,651,952

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.20%.
			1,675,775

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	South Korea - (continued)
	Electronic Components - Semiconductors - 0.37%
$18,940,355	4/2/2019	SK Hynix, Inc.	$4,659,390

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total South Korea		$6,335,165

	Spain – 0.07%
	Food - Retail - 0.07%
5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	860,376

		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Spain		$860,376

	Sweden – (0.03)%
	Machinery - Construction & Mining - (0.03)%
5,996,448	9/27/2017	Atlas Copco AB, Class A	(308,314)

		Agreement with Morgan Stanley, dated 09/24/2015 to deliver the total return of the shares of Atlas Copco AB, Class A in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Sweden		$(308,314)

	Switzerland – 0.12%
	Retail - Jewelry - 0.12%
7,416,039	5/10/2017	Cie Financiere Richemont SA	(77,249)

		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
13,170,245	5/10/2017	The Swatch Group AG	1,400,164

		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Switzerland – (continued)
	Retail - Jewelry - (continued)
$2,074,320	12/13/2018	The Swatch Group AG	$220,525

		Agreement with Morgan Stanley, dated 06/26/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Switzerland		$1,543,440

	Taiwan – 1.69%
	Computers - Peripheral Equipment - 0.40%
14,148,360	1/25/2018	Innolux Display Corp.	5,004,153

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.
	Electronic Components - Miscellaneous - 0.50%
11,490,601	1/25/2018	AU Optronics Corp.	4,261,303

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.88%.
21,518,980	1/25/2018	Hon Hai Precision Industry Co., Ltd.	2,042,095

		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			6,303,398
	Electronic Components - Semiconductors - 0.42%
9,828,118	1/25/2018	Inotera Memories, Inc.	5,247,739

		Agreement with Morgan Stanley, dated 10/07/2014 to deliver the total return of the shares of Inotera Memories, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.89%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date		September 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Metal Processors & Fabrication - (0.09%)
$2,811,431	1/25/2018	Catcher Technology Co., Ltd.	$(1,148,397)

		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.
	Semiconductor Components - Integrated Circuits - 0.46%
12,053,579	1/25/2018	Novatek Microelectronics Corp.	5,212,402

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.
2,420,235	1/25/2018	United Microelectronics Corp.	521,231

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			5,733,633
	Total Taiwan		$21,140,526

	United Kingdom – 0.11%
	Food - Retail - 0.11%
8,494,989	12/13/2018	J Sainsbury PLC	(385,146)

		Agreement with Morgan Stanley, dated 06/03/2014 to deliver the total return of the shares of J Sainsbury PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.30%.
12,218,159	12/13/2018	Tesco PLC	1,081,333

		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date		September 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	United Kingdom – (continued)
	Food - Retail - (continued)
$6,698,603	12/13/2018	WM Morrison Supermarkets PLC	$745,615

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.43%.
	Total United Kingdom		$1,441,802
	Total Return Swap Contracts - Short		$48,265,560
	Total Swap Contracts		$35,328,227

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Company’s investment at fair value

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments
Level 1 - Quoted Prices
Common Stock	$1,448,934,426	$458,632,646	$-

Level 2 - Other Significant Observable Inputs
Total Return Swaps	-	-	35,328,227

Level 3 - Other Significant Unobservable Inputs	-	-	-
Total	$1,448,934,426	$458,632,646	$35,328,227

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11-6-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11-6-2015

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	11-6-2015

* Print the name and title of each signing officer under his or her signature.